Depreciation and Amortisation Expense	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Depreciation and Amortisation Expense [Abstract]
Depreciation and amortisation expense

Note 9. Depreciation and amortisation expense

	Consolidated
	December 2024	December 2023
	$	$
Amortisation expenses	604,794	599,273
Depreciation on machinery	1,703	—
Depreciation expense on right-of-use assets	—	10,001
	606,497	609,274

Note 11. Depreciation and amortisation expense

	Consolidated
	30 June 2024	30 June 2023
	$	$
Amortisation expenses	1,200,723	1,196,488
Depreciation on machinery	1,172	—
Depreciation expense on right-of-use assets	10,001	30,003
	1,211,896	1,226,491